Organization	12 Months Ended
Dec. 31, 2025
Organization
Organization

1. Organization

High Templar Tech Limited (the “Company”, formerly known as Qudian Inc., and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs, is a limited company incorporated in the Cayman Islands under the laws of the Cayman Islands on November 16, 2016. The Company, through its subsidiaries, VIEs and subsidiaries of the VIEs, are principally engaged in providing borrowers with merchandise and cash installment credit services, credit facilitation services, transaction services, automobile financing services, educational service, ready-to-cook meal sales, other products sales in the People’s Republic of China (the “PRC”), and delivery services in markets such as Australia and New Zealand. The Company does not conduct any substantive operations of its own. As PRC law and regulations prohibit foreign control of companies involved in internet value-added business, the Company conducts its primary business operations through its subsidiaries incorporated in mainland China and contractual arrangements with the variable interest entities based in mainland China.

As of December 31, 2025, the Company’s main subsidiaries and VIEs are as follows:

			Percentage of
			legal
			ownership by
		Place of	the
Entity	Date of incorporation	incorporation	Company	Principal activities
Subsidiaries
QD Data Limited	December 2, 2016	Hong Kong (“HK”)	100%	Investment holding
QD Technologies Limited	November 23, 2016	British Virgin Islands (“BVI”)	100%	Investment holding
Qufenqi (Shanghai) Information Technology Co., Ltd. (“Qufenqi Shanghai” formerly known as Qufenqi (Ganzhou) Information Technology Co.）	September 5, 2016	PRC	100%	Investment holding, research and development
Xiamen Qudian Financial Lease Ltd. (“Xiamen Financial Lease”)	April 21, 2017	PRC	100%	Financial lease
Qufenqi (HK) Limited (“Qufenqi HK”)	April 28, 2014	HK	100%	Investment holding
Xiamen Qudian Technology Co., Ltd. (“Xiamen Qudian”)	April 1, 2017	PRC	100%	Technology development and service, sale of products
Bloomgoods Inc. (“Bloomgoods Inc.”)	June 28, 2018	Cayman Islands	100%	Investment holding
Xiamen Happy Time Technology Co., Ltd. (“Xiamen Happy Time”)	September 5, 2018	PRC	100%	Technology development and service
Bloomgoods Limited (“Bloomgoods Limited”)	June 29, 2018	BVI	100%	Investment holding
Bloomgoods (HK) Limited (“Bloomgoods (HK) Limited”)	May 12, 2020	HK	100%	Investment holding
F&H EXPRESS PTY LTD (“F&H EXPRESS PTY”)	December 9, 2022	Australia	100%	Delivery service
LAST MILE EXPRESS PTY LTD (“LAST MILE EXPRESS”)	October 17, 2022	Australia	100%	Delivery service
VIEs
Xiamen Quxianxiang Time Technology Co., Ltd. (“Xiamen Quxianxiang”)	April 9, 2014	PRC	Nil	Technology development and service, sale of products
Xiamen Lexiang Time Technology Co., Ltd. (“Xiamen Lexiang”)	November 25, 2016	PRC	Nil	Technology development service, sale of products and educational services

1. Organization - continued

Xiamen Qudian was a VIE of the Company before June 30, 2023. On June 30, 2023, Xiamen Happy Time Technology Co., Ltd. entered into an investment agreement with Xiamen Qudian and invested RMB 99.90 million in Xiamen Qudian to obtain control over Xiamen Qudian. As a result of the investment, the Company continued to consolidate Xiamen Qudian through voting interest model in 2023.

The Company, through Qufenqi Shanghai (the “WFOE”) entered into power of attorney and an exclusive call option agreement with the nominee shareholders of the VIEs that gave the WFOE the power to direct the activities that most significantly affect the economic performance of the VIEs and acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Certain exclusive agreements have been entered into with the VIEs through the WFOE, which obligate the WFOE to absorb a majority of the risk of loss from the VIEs’ activities and entitle the WFOE to receive a majority of their residual returns. In addition, the Company has entered into share pledge agreements for the equity interests in the VIEs held by the nominee shareholders of the VIEs. The Company agreed to provide unlimited financial support to the VIEs for their operations. In addition, pursuant to the resolutions of all shareholders of the Company and the resolutions of the board of directors of the Company (the “Resolutions”), the board of directors of the Company (the “Board of Directors”) or any officer authorized by the Board of Directors (the “Authorized Officer”) shall cause the WFOE to exercise the rights under the power of attorney entered into among the WFOE, the VIEs and the nominee shareholders of the VIEs and the WFOE’ rights under the exclusive call option agreement between the WFOE and the VIEs. As a result of the Resolutions and the provision of unlimited financial support from the Company to the VIEs, the Company has been determined to be most closely associated with the VIEs within the group of related parties and was considered to be the Primary Beneficiary.

Despite the lack of equity ownership, as a result of a series of contractual arrangements (the “Contractual Arrangements”), the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interests in the VIEs to the Company, which gives the Company the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, through the other exclusive agreements, which consist of exclusive option agreement, exclusive business cooperation agreement, and equity pledge agreement, the Company, through its wholly owned subsidiaries in the PRC, has the right to receive economic benefits from the VIEs that potentially could be significant to the VIEs. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the VIEs that could potentially be significant to the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and consolidates the VIEs and its consolidated subsidiaries as required by SEC Regulation S-X Rule 3A-02 and ASC topic 810 (“ASC 810”), Consolidation.

1. Organization - continued

The following is a summary of the VIE Agreements:

(1)	Power of Attorney Agreements:

Pursuant to the power of attorney agreements signed between the VIEs’ nominee shareholders and WFOE, each nominee shareholder irrevocably appointed WFOE as its attorney-in-fact to exercise on each shareholder’s behalf any and all rights that each shareholder has in respect of its equity interest in the VIEs (including but not limited to executing the exclusive right to purchase agreements, the voting rights and the right to appoint directors and executive officers of the VIEs). The agreements are effective and irrevocable as long as the nominee shareholder remains a shareholder of the VIEs.

(2)	Exclusive Call Option Agreements:

Pursuant to the exclusive call option agreements entered into between the VIEs’ nominee shareholders and WFOE, the nominee shareholders irrevocably granted WFOE a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIEs, or any or all of the assets of the VIEs, to WFOE, or their designees. The purchase price of the equity interests in the VIEs shall be equal to the minimum price required by PRC law. As for the assets of the VIEs, the purchase price should be equal to the book value of the assets or the minimum price as permitted by applicable PRC law, whichever is higher. Without WFOE’s prior written consent, the VIEs and their nominee shareholders shall not amend their articles of association, increase or decrease the registered capital, sell or otherwise dispose of their assets or beneficial interests, create or allow any encumbrance on their assets or other beneficial interests and provide any loans or guarantees, etc. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders shall transfer all received distribution to WFOE or their designees. The agreements are not terminated until all of the equity interests of the VIEs have been transferred to WFOE or the person(s) designated by WFOE. None of the nominee shareholders have the right to terminate or revoke the agreements under any circumstance unless otherwise regulated by law.

(3)	Exclusive Business Cooperation Agreements:

Pursuant to the exclusive business cooperation agreements entered into by WFOE and the VIEs and their subsidiaries, WFOE provides exclusive technical support and consulting services in return for fees based on 100% of the VIEs’ profit before tax, which is adjustable at the sole discretion of WFOE. Without WFOE’s consent, the VIEs and their subsidiaries cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from WFOE. In addition, the profitable consolidated VIEs and their subsidiaries have granted WFOE an exclusive right to purchase any or all of the business or assets of each of the profitable consolidated VIEs and their subsidiaries at the lowest price permitted under PRC law. The agreements are irrevocable or can only be unilaterally revoked/amended by WFOE.

1. Organization - continued

The following is a summary of the VIE Agreements: - continued

(4)	Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, each nominee shareholder of the VIEs has pledged all of its respective equity interests in the VIEs to WFOE as continuing first priority security interest to guarantee the performance of their and the VIEs’ obligations under the power of attorney agreements, the exclusive call option agreements and the exclusive business cooperation agreements. WFOE is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If the VIEs or any of the nominee shareholders breaches its contractual obligations, WFOE will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of the VIEs in accordance with PRC law. None of the nominee shareholders shall, without the prior written consent of the WFOE, assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIEs. The agreements are not terminated until all of the technical support and consulting and service fees have been fully paid under the exclusive business cooperation agreements and all of VIEs’ obligations have been terminated under the other controlling agreements.

In addition, the Company entered into the following agreements:

(1)	Financial support undertaking letters

Pursuant to the financial support undertaking letters, the Company is obligated and hereby undertakes to provide unlimited financial support to the VIEs, to the extent permissible under the applicable PRC laws and regulations, whether or not any such operational loss is actually incurred. The Company will not request repayment of the loans or borrowings if the VIEs or their shareholders do not have sufficient funds or are unable to repay.

(2)	Resolutions of all shareholders and resolution of the board of directors of High Templar Tech Limited

The shareholders and the Board of Directors resolved that the Board of Directors or any officer authorized by the Board of Directors shall cause WFOE to exercise its rights under the power of attorney agreements and the exclusive call option agreements when the Board of Directors or the Authorized Officer determines that such exercise is in the best interests of the Company and WFOE to do so.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the PRC subsidiaries and the VIEs, both currently does not violate applicable PRC laws and regulations; (ii) each of the VIE Agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws or regulations and will not violate applicable PRC laws or regulations and (iii) the financial support letters issued by the Company to the VIEs, does not violate the PRC laws and regulations

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIEs.

1. Organization - continued

The following is a summary of the VIE Agreements: - continued

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC laws or regulations, the Company could be subject to penalties, which could include, but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s financial services, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

Except for the deposits that were held by banks and other institutions, and other funding partners (collectively referred to as the “Funding Partners”) as guaranteed deposits, there was no other pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, through its WFOE. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented. The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and VIEs’ subsidiaries, the nature of the assets in these VIEs and VIEs’ subsidiaries and the type of the involvement of the Company in these VIEs and VIEs’ subsidiaries. The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive (loss) income are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Amounts due from group companies	488,678,227	529,739,389	75,751,725
Other current assets*	4,097,569,900	5,099,441,409	729,210,423
Total current assets	4,586,248,127	5,629,180,798	804,962,148
Total non-current assets**	2,623,967,844	1,880,476,320	268,904,537
Total assets	7,210,215,971	7,509,657,118	1,073,866,685
Amounts due to group companies	5,099	13,305,968	1,902,728
Other current liabilities	8,300,951	43,004,982	6,149,631
Total current liabilities	8,306,050	56,310,950	8,052,359
Total liabilities	8,306,050	56,310,950	8,052,359

The following table sets forth the results of operations of the VIEs included in the Company’s consolidated statements of comprehensive income/(loss):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	47,770,942	198	2,914,256	416,733
Net income /(loss)***	171,107,836	(448,652,409)	279,960,596	40,033,833

* As of December 31 2025, other current assets primarily include cash and cash equivalents of RMB 1,466 million (US$ 210 million), restricted cash of RMB 1,487 million (US$ 213 million), short term deposit of RMB 854 million (US$122 million), and time and structured deposits of RMB 750 million (US$ 107 million).

** As of December 31, 2025, total non-current assets primarily include long-term equity investments of RMB 1,556 million (US$ 223 million), which mainly consist of an investment in the subsidiary, Shenzhen Qudian Investment Partnership (Limited Partnership).

*** As of December 31, 2025, net income primarily includes interest and investment income of RMB 378 million (US$54 million) and investment income of derivative instruments of RMB 132 million (US$19 million), partially offset by general and administrative expenses of RMB 180 million (US$26 million).

1. Organization - continued

The following is a summary of the VIE Agreements: - continued

The table sets forth the cash flows of the VIEs included in the Company’s consolidated statements of cash flows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash provided by/ (used in) operating activities	1,132,978,031	(1,349,175,834)	(122,542,784)	(17,523,385)
Net cash provided by/ (used in) investing activities	1,449,584,102	(561,586,008)	173,360,780	24,790,262
Net cash (used in) financing activities	(111,291,410)	(156,112,319)	—	—

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and their subsidiaries are presented in aggregate due to the similarity of the purpose and design of the VIEs and their subsidiaries, the nature of the assets in these VIEs and their subsidiaries and the type of the involvement of the Company in these VIEs and their subsidiaries.

The amounts of the net assets of the VIEs were RMB 7,202 million and RMB 7,453 million (US$ 1,066 million) as of December 31, 2024 and 2025. The creditors of the VIEs’ third-party liabilities did not have recourse to the general credit of the Primary Beneficiary in the normal course of business.

Share Based Payment Trust

On December 30, 2016, the board of the Company approved and set up HTT Equity Incentive Trust (the “Share Based Payment Trust”) for the purpose of holding options awarded to certain employees and the underlying shares before they are exercised as instructed by the employees. Upon the exercise of the options, the shares will be transferred to the relevant employees. As the Company has the power to govern the financial and operating policies of the Share Based Payment Trust and derives benefits from the contributions of the employees who have been awarded the options of the Company through their continued employment with the Company, the assets and liabilities of the Share Based Payment Trust are included in the consolidated balance sheets.